Post-employment benefits - Plan assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plan assets
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of the period	€ 1,150	€ 1,089
Interest income on plan assets	35	45
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	(34)	13
Employee contributions	4	4
Employer contributions	(5)	30
Settlements	(340)	0
Benefits paid from plan	(103)	(63)
Translation differences and other	(44)	33
Net defined benefit liability (asset) at end of period	662	1,150
Asset ceiling
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of the period	(1)	0
Interest income on plan assets	0	0
Admin expenses paid	0	0
Return on plan assets excluding interest income	0	0
Employee contributions	0	0
Employer contributions	0	0
Settlements	0	0
Benefits paid from plan	0	0
Translation differences and other	0	(1)
Net defined benefit liability (asset) at end of period	€ (1)	€ (1)